Columbia Large Cap Enhanced Core Fund
First Quarter Report
May 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Large Cap Enhanced Core Fund, May 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.1%
Issuer	Shares	Value ($)
Communication Services 8.8%
Diversified Telecommunication Services 0.4%
AT&T, Inc.	112,521	2,050,133
Entertainment 0.7%
Electronic Arts, Inc.	26,671	3,544,042
Interactive Media & Services 7.7%
Alphabet, Inc., Class A(a)	147,496	25,443,060
Meta Platforms, Inc., Class A	32,947	15,380,648
Total		40,823,708
Total Communication Services		46,417,883
Consumer Discretionary 10.4%
Automobiles 0.8%
Tesla, Inc.(a)	24,030	4,279,262
Broadline Retail 3.3%
Amazon.com, Inc.(a)	97,949	17,282,122
Hotels, Restaurants & Leisure 1.5%
Booking Holdings, Inc.	1,339	5,056,533
Carnival Corp.(a)	189,481	2,857,373
Total		7,913,906
Household Durables 1.9%
D.R. Horton, Inc.	14,450	2,135,710
Lennar Corp., Class A	23,847	3,823,867
PulteGroup, Inc.	32,638	3,829,090
Total		9,788,667
Specialty Retail 1.4%
Home Depot, Inc. (The)	6,053	2,026,968
Ross Stores, Inc.	9,064	1,266,785
TJX Companies, Inc. (The)	38,528	3,972,237
Total		7,265,990
Textiles, Apparel & Luxury Goods 1.5%
Deckers Outdoor Corp.(a)	2,777	3,037,816
Ralph Lauren Corp.	13,462	2,515,778
Tapestry, Inc.	56,492	2,456,837
Total		8,010,431
Total Consumer Discretionary		54,540,378
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 5.9%
Beverages 0.6%
Molson Coors Beverage Co., Class B	60,560	3,319,294
Consumer Staples Distribution & Retail 0.8%
Target Corp.	25,540	3,988,326
Food Products 1.4%
Archer-Daniels-Midland Co.	61,975	3,869,719
Bunge Global SA	34,977	3,763,175
Total		7,632,894
Household Products 1.8%
Colgate-Palmolive Co.	44,742	4,159,216
Kimberly-Clark Corp.	25,557	3,406,748
Procter & Gamble Co. (The)	10,984	1,807,308
Total		9,373,272
Tobacco 1.3%
Altria Group, Inc.	98,122	4,538,143
Philip Morris International, Inc.	23,548	2,387,296
Total		6,925,439
Total Consumer Staples		31,239,225
Energy 3.8%
Oil, Gas & Consumable Fuels 3.8%
Chevron Corp.	38,020	6,170,646
Exxon Mobil Corp.	22,473	2,635,184
Marathon Petroleum Corp.	21,897	3,867,229
Phillips 66	26,044	3,701,113
Valero Energy Corp.	24,563	3,859,830
Total		20,234,002
Total Energy		20,234,002
Financials 12.3%
Banks 3.6%
Citigroup, Inc.	77,268	4,814,569
JPMorgan Chase & Co.	41,642	8,437,918
Wells Fargo & Co.	99,044	5,934,717
Total		19,187,204

Columbia Large Cap Enhanced Core Fund  | 2024

Portfolio of Investments  (continued)
Columbia Large Cap Enhanced Core Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 3.5%
Bank of New York Mellon Corp. (The)	65,170	3,884,784
BlackRock, Inc.	5,630	4,346,529
Cboe Global Markets, Inc.	15,909	2,752,098
CME Group, Inc.	20,289	4,118,261
State Street Corp.	42,878	3,241,148
Total		18,342,820
Consumer Finance 0.7%
Synchrony Financial	83,864	3,673,243
Financial Services 1.8%
Berkshire Hathaway, Inc., Class B(a)	13,390	5,548,816
MasterCard, Inc., Class A	2,877	1,286,221
Visa, Inc., Class A	10,274	2,799,254
Total		9,634,291
Insurance 2.7%
Marsh & McLennan Companies, Inc.	21,691	4,502,618
MetLife, Inc.	52,836	3,823,741
Prudential Financial, Inc.	19,282	2,320,589
Willis Towers Watson PLC	13,877	3,542,659
Total		14,189,607
Total Financials		65,027,165
Health Care 11.7%
Biotechnology 2.5%
AbbVie, Inc.	28,183	4,544,227
Amgen, Inc.	3,782	1,156,725
Gilead Sciences, Inc.	11,034	709,155
Regeneron Pharmaceuticals, Inc.(a)	2,817	2,761,111
Vertex Pharmaceuticals, Inc.(a)	8,302	3,780,232
Total		12,951,450
Health Care Equipment & Supplies 2.6%
Abbott Laboratories	10,734	1,096,907
Baxter International, Inc.	100,929	3,440,670
Becton Dickinson & Co.	7,602	1,763,436
Hologic, Inc.(a)	40,365	2,978,130
Medtronic PLC	53,774	4,375,590
Total		13,654,733
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 2.8%
Cardinal Health, Inc.	34,140	3,389,078
Cencora, Inc.	7,459	1,689,985
Centene Corp.(a)	48,435	3,467,462
Cigna Group (The)	13,345	4,598,954
UnitedHealth Group, Inc.	3,620	1,793,239
Total		14,938,718
Pharmaceuticals 3.8%
Bristol-Myers Squibb Co.	99,005	4,068,115
Eli Lilly & Co.	5,418	4,444,602
Johnson & Johnson	48,735	7,147,963
Merck & Co., Inc.	11,237	1,410,693
Viatris, Inc.	298,801	3,167,291
Total		20,238,664
Total Health Care		61,783,565
Industrials 8.5%
Aerospace & Defense 0.4%
Lockheed Martin Corp.	4,247	1,997,534
Air Freight & Logistics 0.7%
FedEx Corp.	13,998	3,554,932
Building Products 1.7%
AO Smith Corp.	11,848	990,967
Builders FirstSource, Inc.(a)	17,237	2,771,537
Masco Corp.	50,584	3,536,833
Trane Technologies PLC	4,908	1,607,174
Total		8,906,511
Commercial Services & Supplies 0.2%
Cintas Corp.	1,985	1,345,770
Ground Transportation 1.1%
CSX Corp.	110,389	3,725,629
Union Pacific Corp.	8,442	1,965,466
Total		5,691,095
Columbia Large Cap Enhanced Core Fund  | 2024

Portfolio of Investments  (continued)
Columbia Large Cap Enhanced Core Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 2.9%
Caterpillar, Inc.	16,349	5,534,463
PACCAR, Inc.	23,253	2,499,698
Parker-Hannifin Corp.	8,455	4,494,002
Snap-On, Inc.	11,118	3,033,657
Total		15,561,820
Professional Services 1.5%
Automatic Data Processing, Inc.	17,025	4,169,763
Leidos Holdings, Inc.	9,163	1,347,419
Paychex, Inc.	17,985	2,161,078
Total		7,678,260
Total Industrials		44,735,922
Information Technology 30.4%
Communications Equipment 1.7%
Arista Networks, Inc.(a)	14,393	4,284,076
Cisco Systems, Inc.	101,174	4,704,591
Total		8,988,667
Semiconductors & Semiconductor Equipment 10.8%
Applied Materials, Inc.	26,734	5,749,949
Broadcom, Inc.	2,307	3,064,965
Lam Research Corp.	3,641	3,395,014
NVIDIA Corp.	32,805	35,965,105
NXP Semiconductors NV	7,130	1,940,073
QUALCOMM, Inc.	32,638	6,659,784
Total		56,774,890
Software 11.1%
Adobe, Inc.(a)	8,326	3,703,072
Fortinet, Inc.(a)	53,393	3,167,273
Microsoft Corp.(b)	95,670	39,715,487
Palo Alto Networks, Inc.(a)	13,974	4,121,072
Salesforce, Inc.	13,525	3,170,801
ServiceNow, Inc.(a)	6,897	4,530,846
Total		58,408,551
Technology Hardware, Storage & Peripherals 6.8%
Apple, Inc.	185,918	35,742,736
Total Information Technology		159,914,844
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.9%
Chemicals 1.1%
CF Industries Holdings, Inc.	22,355	1,782,364
LyondellBasell Industries NV, Class A	15,717	1,562,584
Mosaic Co. (The)	45,205	1,398,191
PPG Industries, Inc.	8,285	1,088,732
Total		5,831,871
Metals & Mining 0.8%
Nucor Corp.	12,223	2,063,854
Steel Dynamics, Inc.	14,412	1,929,334
Total		3,993,188
Total Materials		9,825,059
Real Estate 2.3%
Hotel & Resort REITs 0.3%
Host Hotels & Resorts, Inc.	79,894	1,433,298
Specialized REITs 2.0%
American Tower Corp.	20,695	4,050,839
Equinix, Inc.	4,415	3,368,557
SBA Communications Corp.	15,982	3,143,340
Total		10,562,736
Total Real Estate		11,996,034
Utilities 2.1%
Electric Utilities 2.1%
Edison International	21,011	1,614,695
Entergy Corp.	34,887	3,924,439
Evergy, Inc.	23,783	1,299,979
PG&E Corp.	220,895	4,095,393
Total		10,934,506
Total Utilities		10,934,506
Total Common Stocks (Cost $331,460,455)		516,648,583

Columbia Large Cap Enhanced Core Fund  | 2024

Portfolio of Investments  (continued)
Columbia Large Cap Enhanced Core Fund, May 31, 2024 (Unaudited)
Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(c),(d)	8,797,142	8,795,382
Total Money Market Funds (Cost $8,794,613)		8,795,382
Total Investments in Securities (Cost: $340,255,068)		525,443,965
Other Assets & Liabilities, Net		1,337,604
Net Assets		526,781,569
At May 31, 2024, securities and/or cash totaling $913,286 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	37	06/2024	USD	9,796,675	124,989	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2024.
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	3,302,909	152,207,452	(146,714,643)	(336)	8,795,382	—	92,636	8,797,142
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Large Cap Enhanced Core Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT173_02_P01_(07/24)